Short-Term Loans Receivable (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 31, 2023	Dec. 31, 2020
Short Term Debt [Line Items]
Loan received	¥ 110,000	¥ 130,000		¥ 240,000	¥ 40,000
Repaid loan				190,000
Short term loan				¥ 50,000
Accrued interest						¥ 2,893
Minimum [Member]
Short Term Debt [Line Items]
Annual interest rate, percentage	5.00%
Maximum [Member]
Short Term Debt [Line Items]
Annual interest rate, percentage	12.00%
Loans Receivable [Member]
Short Term Debt [Line Items]
Interest income	¥ 6,214	¥ 790	¥ 2,730